Document and Entity Information	Jun. 05, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 05, 2026
Entity Registrant Name	ALPHABET INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37580
Entity Tax Identification Number	61-1767919
Entity Address Address Line 1	1600 Amphitheatre Parkway
Entity Address City Or Town	Mountain View
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94043
City Area Code	650
Local Phone Number	253-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001652044
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.001 par value
Trading Symbol	GOOGL
Security Exchange Name	NASDAQ
Capital Class C [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class C Capital Stock, $0.001 par value
Trading Symbol	GOOG
Security Exchange Name	NASDAQ
Depositary Shares Each Representing A 120th Interest In A Share Of 6.25% Of Series A Mandatory Convertible Preferred Stock Par Value 0.001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/20th interest in a share of 6.25% of Series A Mandatory Convertible Preferred Stock, par value $0.001 per
Trading Symbol	GOOGM
Security Exchange Name	NASDAQ
Depositary Shares Each Representing A 120th Interest In A Share Of 6.25% Of Series B Mandatory Convertible Preferred Stock Par Value 0.001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/20th interest in a share of 6.25% of Series B Mandatory Convertible Preferred Stock, par value $0.001 per
Trading Symbol	GOOGN
Security Exchange Name	NASDAQ
2.375% Senior Notes due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Senior Notes due 2028
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
2.500% Senior Notes due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.500% Senior Notes due 2029
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.200% Senior Notes due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.200% Senior Notes due 2030
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.125% Senior Notes due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.125% Senior Notes due 2029
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
2.875% Senior Notes due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.875% Senior Notes due 2031
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.450% Senior Notes due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.450% Senior Notes due 2032
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.625% Senior Notes due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.625% Senior Notes due 2032
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.000 Senior Notes Due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.000% Senior Notes due 2033
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.125% Senior Notes due 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.125% Senior Notes due 2034
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.625% Senior Notes due 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.625% Senior Notes due 2034
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.375% Senior Notes due 2037 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.375% Senior Notes due 2037
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.500% Senior Notes due 2038 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.500% Senior Notes due 2038
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.100% Senior Notes due 2039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.100% Senior Notes due 2039
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
5.500% Senior Notes due 2041 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.500% Senior Notes due 2041
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.000 Senior Notes Due 2044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.000% Senior Notes due 2044
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.875% Senior Notes due 2045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.875% Senior Notes due 2045
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.500% Senior Notes due 2045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Senior Notes due 2045
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.000 Senior Notes Due 2054 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.000% Senior Notes due 2054
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
5.875% Senior Notes due 2058 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.875% Senior Notes due 2058
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.375% Senior Notes due 2064 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.375% Senior Notes due 2064
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
6.125% Senior Notes due 2126 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.125% Senior Notes due 2126
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true